Fair Value Measurements (Details) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements (Details) [Line Items]
Franchise and income tax obligations			$ 172,392	$ 172,392
Percentage of business combination					20.00%
Warrants price (in Dollars per share)		$ 1.13
Fair value of public warrants	$ 19,100,000	$ 19,700,000			$ 44,800,000
Warrant value		$ 9,200,000
Expected business combination, description	The expected volatility of our common stock was determined based on implied volatility of the public warrants and was estimated to be 10% before the expected business combination and 18.5% after the expected business combination.				The expected volatility of our common stock was determined based on implied volatility of the public warrants and was estimated to be 10% before the expected business combination and 26.5% after the expected business combination.
Cash [Member]
Fair Value Measurements (Details) [Line Items]
U.S. treasury securities			$ 350,119,600	$ 350,119,600	$ 642
US Treasury Securities [Member]
Fair Value Measurements (Details) [Line Items]
U.S. treasury securities					$ 350,218,694
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Percentage of business combination					10.00%
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants price (in Dollars per share)		$ 1.13
Private Placement Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Private placement warrants, description	Updating the remaining inputs to the Black-Scholes option pricing model as of September 30, 2020 resulted in the private placement warrants’ fair value of $1.11 per warrant for an aggregate value of $9.0 million.			The Private Placement Warrants were valued using a Black-Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement.	Updating the remaining inputs to the Black-Scholes option pricing model as of December 31, 2020 resulted in the private placement warrants’ fair value of $2.63 per warrant for an aggregate value of $21.3 million.